Note 41 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Year ended December 31, 2025
	Security Convergence	Video IoT	Other segment (1)	Adjustment and write off (2)	Consolidation
Revenue from external customers	$97,840,204	$3,520,453	$-	$-	$101,360,657
Inter-segment revenue	64,720,711	-	-	(64,720,711)	-
Total segment revenue	$162,560,915	$3,520,453	$-	$(64,720,711)	$101,360,657
Segment gain (loss) before tax	$(2,653,982)	$1,037,265	$(9,853,803)	$535,273	$(10,935,247)
Segment including:
Depreciation	$539,026	$213,919	$461	$-	$753,406
Amortization	$96,916	$29,807	$433,550	$-	$560,273
Interest income	$(1,905,376)	$(85,651)	$(1,286,021)	$-	$(3,277,048)
Interest expense	$471,150	$58,672	$13,986	$-	$543,808
Income tax expense	$134,402	$206,149	$800	$-	$341,351
Segment assets	$223,322,074	$186,826,764	$199,966,521	$(338,231,825)	$271,883,534
Segment liabilities	$192,337,550	$178,982,574	$8,242,273	$(303,758,702)	$75,803,695
	Year ended December 31, 2024
	Security Convergence	Video IoT	Other segment (1)	Adjustment and write off (2)	Consolidation
Revenue from external customers	$71,895,619	$2,778,411	$-	$-	$74,674,030
Inter-segment revenue	29,807,085	1,926	-	(29,809,011)	-
Total segment revenue	$101,702,704	$2,780,337	$-	$(29,809,011)	$74,674,030
Segment gain (loss) before tax	$(291,133)	$10,114,799	$(51,015,192)	$(24,913,904)	$(66,105,430)
Segment including:
Depreciation	$508,757	$63,401	$537	$1,426	$574,121
Amortization	$141,937	$5,883	$672,827	$554	$821,201
Interest income	$(1,247,990)	$(15,578)	$(304,155)	$(1,530)	$(1,569,253)
Interest expense	$564,278	$52,688	$113,549	$1,993	$732,508
Income tax expense (benefit)	$(715,170)	$(613,612)	$800	$17,168	$(1,310,814)
Segment assets	$148,312,072	$106,857,376	$96,733,693	$(198,107,159)	$153,795,982
Segment liabilities	$114,950,253	$106,566,450	$30,753,177	$(171,577,751)	$80,692,129
	Year ended December 31, 2023
	Security Convergence	Video IoT	Other segment (1)	Adjustment and write off (2)	Consolidation
Revenue from external customers	$61,789,671	$2,905,320	$-	$-	$64,694,991
Inter-segment revenue	11,697,729	39,339	-	(11,737,068)	-
Total segment revenue	$73,487,400	$2,944,659	$-	$(11,737,068)	$64,694,991
Segment gain (loss) before tax	$28,283,481	$(3,547,581)	$(7,948,575)	$224,279	$17,011,604
Segment including:
Depreciation	$476,605	$26,637	$19,721	$-	$522,963
Amortization	$102,736	$4,633	$618,662	$-	$726,031
Interest income	$(309,605)	$(16,394)	$(444,411)	$-	$(770,410)
Interest expense	$529,750	$34,553	$253,762	$-	$818,065
Income tax expense	$3,370,891	$142,928	$2,171	$-	$3,515,990
Segment assets	$85,338,926	$9,137,251	$113,310,681	$(92,349,110)	$115,437,748
Segment liabilities	$50,490,134	$16,486,654	$83,970,880	$(89,611,653)	$61,336,015

Disclosure of geographical areas [text block]
	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Revenue	Non-current assets (1)	Revenue	Non-current assets (1)	Revenue	Non-current assets (1)
Asia
-Taiwan	$101,241,273	$15,115,606	$74,632,115	$14,889,959	$64,615,921	$15,821,531
-Hong Kong	-	-	-	-	63,615	3,695,405
-India	-	81,856	-	82,874	-	-
-Thailand	-	1,019,267	-	-	-	-
-Others	-	-	-	-	-	47,964
Americas	-	1,748	-	358	-	895
Egypt	-	328,066	-	410,787	-	-
United Kingdom	119,384	369,633	41,915	198,681	-	-
Cayman Islands	-	2,422,500	-	2,856,051	-	65,578
Other regions	-	204,020	-	315,304	15,455	5,874,406
	$101,360,657	$19,542,696	$74,674,030	$18,754,014	$64,694,991	$25,505,779

Disclosure of major customers [text block]
		Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Location	Revenue	Segment	Revenue	Segment	Revenue	Segment
Customer C	Taiwan	$-	Security Convergence	$11,025,893	Security Convergence	$8,129,968	Security Convergence
Customer D	Egypt	$77,527,614	Security Convergence	$59,095,524	Security Convergence	$52,271,731	Security Convergence